FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Market Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Balance outstanding	$ 6,205	$ 9,783
Impact of 1% change in interest rates on finance costs	$ 900	800
Top of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	9.76%
Bottom of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	6.00%
PNC Term Loan [Member]
Disclosure of detailed information about borrowings [abstract]
Balance outstanding		2,359
PNC Term Loan [Member] | LIBOR [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	1.75%
PNC Term Loan [Member] | LIBOR [Member] | Bottom of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	(0.50%)
Heritage Bank of Commerce [Member]
Disclosure of detailed information about borrowings [abstract]
Balance outstanding		1,833
Interest rate swap contract [member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate swap notional value			$ 15,000
Balance outstanding			$ 15,000
Fair value	$ 300	$ 500